Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Impairment in other expense	$ 6